Litigation (Details) SFr in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2015 CHF (SFr)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)
Pending Litigation
Litigation provisions
Net litigation provisions recorded | SFr	SFr 124
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,800
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union | US District Court for the District of Kansas
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		$ 715	$ 311
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Tennessee Consolidated Retirement System | Tennessee State Court
Litigation disclosures
RMBS offerings by third party		$ 644
Percentage of RMBS issued by third party underwritten by CSS LLC	4.00%	4.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 24